INVESTMENTS AND OTHER FINANCIAL ASSETS - Changes in Equity Method Investments (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Change In Investments [Roll Forward]
Balance at beginning of period	€ 55,200	€ 49,087
Proportionate share of net profit for the year ended	8,245	6,137
Proportionate share of remeasurement of defined benefit plans and other movements	(7)	(24)
Balance at end of period	€ 63,438	€ 55,200